DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.    DISCONTINUED OPERATIONS

On December 24, 2021, the board of the Company decided to dismantle the VIE structure and divest Beijing Lianji Technology Co. and Mercurity (Beijing) Technology Co., Ltd., which were controlled by the VIE agreement, due to the impact of the adverse policies issued by the Chinese government on the original business. Therefore, in the financial statements for the year ended December 31, 2021, Beijing Lianji Technology Co., Ltd. and Mercurity (Beijing) Technology Co., Ltd. are listed as discontinued concerns.

The financial results of Beijing Lianji Technology Co. and Mercurity (Beijing) Technology Co., Ltd. are summarized set out below. The assets, liabilities, revenue and expenses have been reclassified as discontinued operations to retrospectively reflect the changes for the year ended December 31, 2021.

For the year ended
December 31, 2021
US$
Carrying amounts of assets under disposal
Cash and cash equivalents	2,677
Accounts receivable	—
Inventories	—
Prepaid expenses and other current assets, net	1,726
Amounts due from related parties	—
Current assets of discontinued operations	4,403
Property and equipment, net	—
Non-current assets of discontinued operations	—
Total assets of discontinued operations	4,403
Carrying amounts of liabilities under disposal
Short-term bank borrowings	—
Accounts and notes payable	—
Accrued expenses and other current liabilities	3,194
Advance from customers	—
Amounts due to related parties	27,744
Current liabilities of discontinued operations	30,938
Amount due to related parties	—
Non-current liabilities of discontinued operations	—
Total liabilities of discontinued operations	30,938

4.    DISCONTINUED OPERATIONS (CONTINUED)

December 31, 2021
US$
Revenues	122,343
Cost of revenues	(41,668)
Gross profit	80,675
General and administrative	(334,880)
Impairment loss (Note 8)	(8,107,943)
Loss from operations	(8,362,148)
Interest expense, net	91
Other income/(expenses), net	1,735
Loss before provision for income taxes	(8,360,322)
Income tax benefits	—
Net loss	(8,360,322)

Nature of the relationships with related parties:

Name	Relationship with the Company
Zhiyou Wang	Shareholder

As of December 31, 2021, the following balances were due from/ to the related parties:

Current liabilities

	For the year ended
	December 31, 2021
Amount due to related parties	US$
Zhiyou Wang	27,744	(i)

(i)	The amount represents the payable due to related parties relating to the daily operations.